Debt - Schedule of Debt Outstanding (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 290,000	$ 340,259
Less debt issuance costs	(5,018)	(5,104)		$ (7,954)
Total debt	284,982	335,155	[1]	448,500
Senior Loan
Debt Instrument [Line Items]
Long-term debt, gross	290,000	$ 340,259		$ 431,454
Less debt issuance costs	$ (900)

[1]	For discussion on the restatement adjustments, see Note 4.